SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - ITHAX ACQUISITION CORP. - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A and Class B Redeemable ordinary shares
Numerator:
Allocation of net income	$ (3,799,251)	$ 1,537,898		$ (3,460,532)	$ 1,582,886
Denominator:
Basic weighted average shares outstanding	24,150,000	24,150,000		24,150,000	19,880,387
Diluted weighted average shares outstanding	24,150,000	24,150,000		24,150,000	19,880,387
Basic net (loss) income per share	$ (0.16)	$ 0.06		$ (0.14)	$ 0.08
Diluted net (loss) income per share	$ (0.16)	$ 0.06		$ (0.14)	$ 0.08
Class A Common Stock
Numerator:
Allocation of net income						$ 2,551,089
Denominator:
Basic weighted average shares outstanding						22,098,904
Diluted weighted average shares outstanding						22,098,904
Basic net (loss) income per share						$ 0.12
Diluted net (loss) income per share						$ 0.12
Class B Common Stock
Numerator:
Allocation of net income			$ (4,891)			$ 760,550
Denominator:
Basic weighted average shares outstanding			5,250,000			6,588,288
Diluted weighted average shares outstanding			5,250,000			6,655,171
Basic net (loss) income per share			$ 0.00			$ 0.12
Diluted net (loss) income per share			$ 0.00			$ 0.12
Class A and Class B non-redeemable ordinary shares
Numerator:
Allocation of net income	$ (1,056,003)	$ 427,459		$ (961,856)	$ 513,865
Denominator:
Basic weighted average shares outstanding	6,712,500	6,712,500	5,250,000	6,712,500	6,453,936	6,588,288
Diluted weighted average shares outstanding	6,712,500	6,712,500		6,712,500	6,453,936	6,655,171
Basic net (loss) income per share	$ (0.16)	$ 0.06	$ 0.00	$ (0.14)	$ 0.08	$ 0.12
Diluted net (loss) income per share	$ (0.16)	$ 0.06		$ (0.14)	$ 0.08	$ 0.12